Segment Reporting	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Segment Reporting

2.21 Segment reporting

IFRS 8 Operating segments establishes standards for the way that public business enterprises report information about operating segments and related disclosures about products and services, geographic areas, and major customers. The Group's operations predominantly relate to providing end-to-end business solutions to enable clients to enhance business performance.

The chief operating decision maker (CODM) evaluates the Group's performance and allocates resources based on an analysis of various performance indicators by business segments. Accordingly, information has been presented along business segments. The accounting principles used in the preparation of the financial statements are consistently applied to record revenue and expenditure in individual segments and are as set out in the accounting policies.

Business segments of the Group are primarily enterprises in Financial Services and Insurance, enterprises in Manufacturing, enterprises in Retail, Consumer Packaged Goods and Logistics, enterprises in the Energy, Utilities, Resources and Services, enterprises in Communication, Telecom OEM and Media, enterprises in Hi-Tech, enterprises in Life Sciences and Healthcare and all other segments. The Financial Services reportable segments has been aggregated to include the Financial Services operating segment and Finacle operating segment because of the similarity of the economic characteristics. All other segments represent the operating segments of businesses in India, Japan, China, Infosys Public Services & identified enterprises in Public Services.

Revenue and identifiable operating expenses in relation to segments are categorized based on items that are individually identifiable to that segment. Revenue for 'all other segments' represents revenue generated by Infosys Public Services and revenue generated from customers located in India, Japan and China and other enterprises in Public Services. Allocated expenses of segments include expenses incurred for rendering services from the Group's offshore software development centers and on-site expenses, which are categorized in relation to the associated efforts of the segment. Certain expenses such as depreciation and amortization, which form a significant component of total expenses, are not specifically allocable to specific segments as the underlying assets are used interchangeably. The management believes that it is not practical to provide segment disclosures relating to those costs and expenses, and accordingly these expenses are separately disclosed as "unallocated" and adjusted against the total income of the Group.

Assets and liabilities used in the Group's business are not identified to any of the reportable segments, as these are used interchangeably between segments. Management believes that it is currently not practicable to provide segment disclosures relating to total assets and liabilities since a meaningful segregation of the available data is onerous.

Business segment revenue information is collated based on individual customers invoiced or in relation to which the revenue is otherwise recognized.

Disclosure of revenue by geographic locations is given in Note 2.11 Revenue from operations.

2.21.1 Business segments

(Dollars in millions)
Year ended March 31, 2026	Financial Services(1)	Manufacturing	Energy, Utilities, Resources and Services	Retail(2)	Communication(3)	Hi-Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,631	3,282	2,688	2,605	2,455	1,572	1,383	542	20,158
Identifiable operating expenses	3,149	2,010	1,505	1,302	1,570	936	864	334	11,670
Allocated expenses	1,055	546	508	504	451	273	243	128	3,708
Segment profit	1,427	726	675	799	434	363	276	80	4,780
Unallocable expenses#									695
Operating profit									4,085
Other income, net (Refer to Note 2.16)									468
Finance cost (Refer to Note 2.8)									47
Profit before Income taxes									4,506
Income tax expense									1,190
Net profit									3,316
Depreciation and amortization									552
Non-cash expenses other than depreciation and amortization									—

(Dollars in millions)
Year ended March 31, 2025	Financial Services(1)*	Manufacturing	Energy, Utilities, Resources and Services	Retail(2)	Communication(3)	Hi-Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,342	2,980	2,568	2,609	2,260	1,548	1,400	570	19,277
Identifiable operating expenses	3,059	1,911	1,406	1,293	1,469	897	848	354	11,237
Allocated expenses	971	495	441	472	396	270	237	118	3,400
Segment profit	1,312	574	721	844	395	381	315	98	4,640
Unallocable expenses									569
Operating profit									4,071
Other income, net (Refer to Note 2.16)									425
Finance cost (Refer to Note 2.8)									49
Profit before Income taxes									4,447
Income tax expense									1,285
Net profit									3,162
Depreciation and amortization									569
Non-cash expenses other than depreciation and amortization									—

(Dollars in millions)
Year ended March 31, 2024	Financial Services(1)	Manufacturing	Energy, Utilities, Resources and Services	Retail(2)	Communication(3)	Hi-Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,093	2,696	2,417	2,719	2,173	1,498	1,391	575	18,562
Identifiable operating expenses	2,993	1,763	1,309	1,414	1,337	874	811	355	10,856
Allocated expenses	973	423	444	473	391	245	230	128	3,307
Segment profit	1,127	510	664	832	445	379	350	92	4,399
Unallocable expenses									565
Operating profit									3,834
Other income, net (Refer to Note 2.16)									568
Finance cost (Refer to Note 2.8)									56
Profit before Income taxes									4,346
Income tax expense									1,177
Net profit									3,169
Depreciation and amortization									565
Non-cash expenses other than depreciation and amortization									—

(1)
Financial Services include enterprises in Financial Services and Insurance
(2)
Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)
Communication includes enterprises in Communication, Telecom OEM and Media
(4)
Life Sciences includes enterprises in Life sciences and Health care
(5)
Others include operating segments of businesses in India, Japan, China, Infosys Public Services & identified enterprises in Public Services.

# Unallocable expense includes impact of $ 143 million towards impact of Labour Codes for the year ended March 31, 2026 (Refer to note 2.13)

* Includes impact on account of McCamish cybersecurity incident for the year ended March 31, 2025 (Refer to note 2.6.2).

2.21.2 Significant clients

No client individually accounted for more than 10% of the revenues for fiscal 2026, 2025 and 2024.